SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENTED DISCLOSURE INFORMATION
SEGMENTED DISCLOSURE INFORMATION

14. SEGMENTED DISCLOSURE INFORMATION
The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2019		2018
Canada	$58,952	22%	$54,372	22%
United States	108,065	39%	88,006	36%
Austria	63,724	23%	65,523	26%
Germany	26,455	10%	24,735	10%
Netherlands	10,250	4%	8,621	3%
Other Europe	6,232	2%	6,226	3%
	$273,678	100%	$247,483	100%

For the year ended December 31, 2019, revenue from Magna comprised approximately 47% (2018 — 61%) of the Trust’s total revenue.

Investment properties
As at December 31,	2019		2018
Canada	$979,290	22%	$708,645	21%
United States	2,014,489	45%	1,261,183	37%
Austria	806,355	18%	840,803	24%
Germany	389,077	9%	385,703	11%
Netherlands	196,701	4%	155,778	5%
Other Europe	71,987	2%	72,866	2%
	$4,457,899	100%	$3,424,978	100%